INTANGIBLE ASSETS CURRENT	12 Months Ended
Dec. 31, 2024
INTANGIBLE ASSETS CURRENT
INTANGIBLE ASSETS CURRENT

21.INTANGIBLE ASSETS CURRENT

The Group mined crypto assets during the period, which are recorded at fair value on the day of acquisition. Movements in fair value between acquisition (date mined) and disposal (date sold), and the movement in fair value in crypto assets held at the year end, are recorded in profit or loss.

All of the Group’s holding in crypto currencies other than Bitcoin are now classified as intangible assets.

At the period end, the Group held Bitcoin representing a fair value of $6k. The breakdown of which can be seen below:

	2024	2023
Group	$’000	$’000
At 1 January	385	443
Foreign Exchange Movement	—	24
Crypto assets purchased and received	—
Crypto assets mined	47,017	50,558
Total additions	47,017	50,582
Disposals
Transferred to/from intangible assets	—
Crypto assets sold	(47,302)	(51,378)
Total disposals	(47,302)	(51,378)
Fair value movements
Gain/(loss) on crypto asset sales	(94)	738
Movements on crypto assets held at the year end	—	—
Total fair value movements	(94)	738
At 31 December	6	385